Summary of Consolidation Policy	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Summary of Consolidation Policy

(1) Summary of Consolidation Policy

Basis of Presentation

Puget Energy is an energy services holding company that owns PSE. PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering approximately 6,000 square miles, primarily in the Puget Sound region. Puget Energy is an indirect wholly-owned subsidiary of Puget Holdings (Puget Holdings LLC).

The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiary, PSE. PSE’s consolidated financial statements include the accounts of PSE and its subsidiary, Puget Western, Inc. Puget Energy and PSE are collectively referred to herein as “the Company.” The consolidated financial statements are presented after elimination of intercompany transactions. PSE’s consolidated financial statements continue to be accounted for on a historical basis and do not include any purchase accounting adjustments.

The consolidated financial statements contained in this Form 10-Q are unaudited. In the respective opinions of the management of Puget Energy and PSE, all adjustments necessary for a fair statement of the results for the interim periods have been reflected and were of a normal recurring nature. These consolidated financial statements should be read in conjunction with the audited financial statements (and the Combined Notes thereto) included in the combined Puget Energy and PSE Annual Report on Form 10-K for the year ended December 31, 2014.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PSE collected Washington State excise taxes (which are a component of general retail customer rates) and municipal taxes totaling $47.6 million and $167.5 million for the three and nine months ended September 30, 2015, respectively, and $43.6 million and $172.1 million for the three and nine months ended September 30, 2014, respectively. The Company reports the collection of such taxes on a gross basis in operating revenue and as expense in taxes other than income taxes in the accompanying consolidated statements of income.

PSE’s electric and gas operations contain a revenue decoupling mechanism under which PSE’s actual energy delivery revenues related to electric transmission and distribution, gas operations and general administrative costs are compared with authorized revenues allowed under the mechanism. Any differences in revenue are deferred to a regulatory asset for under recovery or regulatory liability for over recovery under alternative revenue recognition. To record revenues under this program, the Company must be able to collect the revenue within 24 months based on alternative revenue recognition guidance. Decoupled rate increases are effective May 1 of each year subject to a 3.0% cap of total revenue for decoupled rate schedules. Any excess revenue above 3.0% will be included in the following year’s decoupled rate. The Company will be able to recognize revenue deferred below the 3.0% cap of total revenue for decoupled rate schedules. For revenue deferrals exceeding the annual 3.0% rate cap of total revenue for decoupled rate schedules, the Company will need to review the excess amount for its ability to be collected within 24 months. If the excess amount cannot be collected within 24 months, for GAAP purposes only, the Company will not record any decoupling revenue until it is within the 24 months of collection. Revenues associated with energy costs under the Power Cost Adjustment (PCA) mechanism and Purchased Gas Adjustment (PGA) mechanism are excluded from the decoupling mechanism.